Leases (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Subsequent Event [Line Items]
Change in operating lease right-of-use asset and liability due to amended lease		$ 0.2
Weighted-average remaining lease term		2 years 7 months 6 days
Weighted average discount rate		12.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
State of net operating losses	$ 4.8